REPORTABLE SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING INFORMATION

Revenue from operations

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Reportable Segment:
Production Services	$878,076	$785,642	$567,249
Drilling and Evaluation Services	423,628	360,273	342,268
Total revenue from external customers	$1,301,704	$1,145,915	$909,517

Long-lived assets

	As of
	December 31, 2024	December 31, 2023
Reportable Segment:
Production Services	$220,453	$225,612
Drilling and Evaluation Services	162,295	170,224
Total Reportable Segments	382,748	395,836
Unallocated assets	55,398	46,830
Total long-lived assets	$438,146	$442,666

Unallocated assets mainly comprise of buildings and leasehold improvements in the countries which supports both the segments in the normal course of business.

Total segment operating income / (loss)

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Reportable Segment:
Production Services	$146,869	$111,060	$28,717
Drilling and Evaluation Services	63,102	36,461	33,473)
Total Reportable Segments	209,971	147,521	62,190
Unallocated expenses	(72,267)	(66,818)	(63,107)
Total Operating income / (loss)	137,704	80,703)	(917)
Interest expense, net	(39,881)	(45,826)	(34,126)
Other (expense) / income, net	(2,325)	(5,031)	5,242)
Income / (loss) before income tax	$95,498	$29,846	$(29,801)

SCHEDULE OF SEGMENT EXPENSES

Significant segment expenses, which represents the difference between segment revenue and pretax segment income, consist of the following:

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022

Production Services:
Compensation	$193,908	$173,539	$151,922
Cost of products, materials, and supplies	262,003	231,642	156,962
Transport and rental	115,025	99,432	92,156
Depreciation and amortization	80,547	88,777	67,061
Other	79,724	81,192	70,431
	$731,207	$674,582	$538,532

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022

Drilling and Evaluation Services
Compensation	$137,362	$121,707	$112,266
Cost of products, materials, and supplies	70,740	64,144	57,889
Transport and rental	68,783	52,736	56,010
Depreciation and amortization	42,386	42,219	37,891
Other	41,255	43,006	44,739
	$360,526	$323,812	$308,795

SCHEDULE OF SEGMENT INFORMATION BY GEOGRAPHIC AREA

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Geographic Area:
Domestic (British Virgin Islands)	$-	$-	$-
MENA	1,282,923	1,132,321	893,635
Rest of World	18,781	13,594	15,882
Total revenue	$1,301,704	$1,145,915	$909,517

Long-lived assets by geographic area

	As of
	December 31, 2024		December 31, 2023
Geographic area:
Domestic (British Virgin Islands)	$		$-
MENA		428,353	431,002
Rest of World		9,793	11,664
Total long-lived assets		$438,146	$442,666